Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Scottsdale Funds
Entity Central Index Key	0001021882
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000080842 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Treasury Index Fund
Class Name	Institutional Shares
Trading Symbol	VSBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Treasury Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short-term Treasuries outperformed their intermediate- and long-term counterparts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	2.49%	1.92%	1.78%
Spliced Bloomberg U.S. Treasury 1–3 Year Index	2.49%	1.95%	1.82%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 39,322,000,000
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 1,138,000
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$39,322
Number of Portfolio Holdings	93
Portfolio Turnover Rate	88%
Total Investment Advisory Fees (in thousands)	$1,138

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of August 31, 2026)
Under 1 Year	0.8%
1 - 2 Years	55.5%
2 - 3 Years	42.7%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000080841 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Treasury Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VSBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Treasury Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short-term Treasuries outperformed their intermediate- and long-term counterparts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	2.42%	1.89%	1.76%
Spliced Bloomberg U.S. Treasury 1–3 Year Index	2.49%	1.95%	1.82%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 39,322,000,000
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 1,138,000
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$39,322
Number of Portfolio Holdings	93
Portfolio Turnover Rate	88%
Total Investment Advisory Fees (in thousands)	$1,138

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of August 31, 2026)
Under 1 Year	0.8%
1 - 2 Years	55.5%
2 - 3 Years	42.7%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000080843 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Treasury Index Fund
Class Name	ETF Shares
Trading Symbol	VGSH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Treasury Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short-term Treasuries outperformed their intermediate- and long-term counterparts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	2.47%	1.92%	1.78%
ETF Shares Market Price	2.43%	1.92%	1.78%
Spliced Bloomberg U.S. Treasury 1–3 Year Index	2.49%	1.95%	1.82%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 39,322,000,000
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 1,138,000
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$39,322
Number of Portfolio Holdings	93
Portfolio Turnover Rate	88%
Total Investment Advisory Fees (in thousands)	$1,138

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of August 31, 2026)
Under 1 Year	0.8%
1 - 2 Years	55.5%
2 - 3 Years	42.7%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000080846 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Treasury Index Fund
Class Name	ETF Shares
Trading Symbol	VGIT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short-term Treasuries outperformed their intermediate- and long-term counterparts.
  Within the Fund's benchmark, bonds with maturities of less than 5 years returned more than those with maturities of 5–10 years.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	0.71%	-0.16%	1.15%
ETF Shares Market Price	0.65%	-0.17%	1.14%
Spliced Bloomberg U.S.Treasury 3–10 Year Index	0.72%	-0.14%	1.18%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 48,254,000,000
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 1,671,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$48,254
Number of Portfolio Holdings	103
Portfolio Turnover Rate	53%
Total Investment Advisory Fees (in thousands)	$1,671

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of August 31, 2026)
2 - 4 Years	23.5%
4 - 6 Years	40.5%
6 - 8 Years	21.4%
8 - 10 Years	13.6%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000080844 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Treasury Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VSIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short-term Treasuries outperformed their intermediate- and long-term counterparts.
  Within the Fund's benchmark, bonds with maturities of less than 5 years returned more than those with maturities of 5–10 years.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	0.66%	-0.19%	1.12%
Spliced Bloomberg U.S.Treasury 3–10 Year Index	0.72%	-0.14%	1.18%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 48,254,000,000
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 1,671,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$48,254
Number of Portfolio Holdings	103
Portfolio Turnover Rate	53%
Total Investment Advisory Fees (in thousands)	$1,671

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of August 31, 2026)
2 - 4 Years	23.5%
4 - 6 Years	40.5%
6 - 8 Years	21.4%
8 - 10 Years	13.6%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000080845 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Treasury Index Fund
Class Name	Institutional Shares
Trading Symbol	VIIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short-term Treasuries outperformed their intermediate- and long-term counterparts.
  Within the Fund's benchmark, bonds with maturities of less than 5 years returned more than those with maturities of 5–10 years.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	0.66%	-0.18%	1.14%
Spliced Bloomberg U.S.Treasury 3–10 Year Index	0.72%	-0.14%	1.18%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 48,254,000,000
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 1,671,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$48,254
Number of Portfolio Holdings	103
Portfolio Turnover Rate	53%
Total Investment Advisory Fees (in thousands)	$1,671

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of August 31, 2026)
2 - 4 Years	23.5%
4 - 6 Years	40.5%
6 - 8 Years	21.4%
8 - 10 Years	13.6%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000080848 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Treasury Index Fund
Class Name	Institutional Shares
Trading Symbol	VLGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Long-Term Treasury Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short-term Treasuries outperformed their intermediate- and long-term counterparts.
  Within the Fund's benchmark, bonds with maturities of 10–15 years and 15–20 years had the highest returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	0.17%	-6.87%	-1.79%
Spliced Bloomberg U.S. Long Treasury Index	0.18%	-6.85%	-1.75%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 15,134,000,000
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 506,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$15,134
Number of Portfolio Holdings	102
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$506

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of August 31, 2026)
10 - 15 Years	11.2%
15 - 20 Years	34.7%
20 - 25 Years	18.1%
Over 25 Years	34.9%
Other Assets and Liabilities—Net	1.1%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000080847 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Treasury Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VLGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Long-Term Treasury Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short-term Treasuries outperformed their intermediate- and long-term counterparts.
  Within the Fund's benchmark, bonds with maturities of 10–15 years and 15–20 years had the highest returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	0.17%	-6.90%	-1.81%
Spliced Bloomberg U.S. Long Treasury Index	0.18%	-6.85%	-1.75%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 15,134,000,000
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 506,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$15,134
Number of Portfolio Holdings	102
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$506

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of August 31, 2026)
10 - 15 Years	11.2%
15 - 20 Years	34.7%
20 - 25 Years	18.1%
Over 25 Years	34.9%
Other Assets and Liabilities—Net	1.1%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000080849 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Treasury Index Fund
Class Name	ETF Shares
Trading Symbol	VGLT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Long-Term Treasury Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short-term Treasuries outperformed their intermediate- and long-term counterparts.
  Within the Fund's benchmark, bonds with maturities of 10–15 years and 15–20 years had the highest returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	0.19%	-6.87%	-1.79%
ETF Shares Market Price	0.09%	-6.88%	-1.80%
Spliced Bloomberg U.S. Long Treasury Index	0.18%	-6.85%	-1.75%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 15,134,000,000
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 506,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$15,134
Number of Portfolio Holdings	102
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$506

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of August 31, 2026)
10 - 15 Years	11.2%
15 - 20 Years	34.7%
20 - 25 Years	18.1%
Over 25 Years	34.9%
Other Assets and Liabilities—Net	1.1%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000080852 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Corporate Bond Index Fund
Class Name	ETF Shares
Trading Symbol	VCSH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short- and intermediate-term corporate bonds outpaced their long-term counterparts.
  Within the Fund's benchmark, utility bonds outperformed financial and industrial issues. By credit quality, lower-quality bonds outperformed their higher-quality counterparts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	2.78%	2.38%	2.67%
ETF Shares Market Price	2.76%	2.37%	2.64%
Bloomberg U.S. 1–5 Year Corporate Bond Index	2.80%	2.40%	2.74%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 51,893,000,000
Holdings Count | Holding	3,031
Advisory Fees Paid, Amount	$ 1,728,000
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$51,893
Number of Portfolio Holdings	3,031
Portfolio Turnover Rate	71%
Total Investment Advisory Fees (in thousands)	$1,728

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communications	5.0%
Consumer Discretionary	7.5%
Consumer Staples	4.9%
Energy	5.2%
Financials	37.5%
Health Care	8.7%
Industrials	6.4%
Materials	2.5%
Real Estate	4.4%
Technology	8.4%
Utilities	7.2%
U.S. Government and Agency Obligations	0.8%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000080850 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Corporate Bond Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VSCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short- and intermediate-term corporate bonds outpaced their long-term counterparts.
  Within the Fund's benchmark, utility bonds outperformed financial and industrial issues. By credit quality, lower-quality bonds outperformed their higher-quality counterparts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	2.76%	2.35%	2.65%
Bloomberg U.S. 1–5 Year Corporate Bond Index	2.80%	2.40%	2.74%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 51,893,000,000
Holdings Count | Holding	3,031
Advisory Fees Paid, Amount	$ 1,728,000
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$51,893
Number of Portfolio Holdings	3,031
Portfolio Turnover Rate	71%
Total Investment Advisory Fees (in thousands)	$1,728

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communications	5.0%
Consumer Discretionary	7.5%
Consumer Staples	4.9%
Energy	5.2%
Financials	37.5%
Health Care	8.7%
Industrials	6.4%
Materials	2.5%
Real Estate	4.4%
Technology	8.4%
Utilities	7.2%
U.S. Government and Agency Obligations	0.8%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000080851 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Corporate Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	VSTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short- and intermediate-term corporate bonds outpaced their long-term counterparts.
  Within the Fund's benchmark, utility bonds outperformed financial and industrial issues. By credit quality, lower-quality bonds outperformed their higher-quality counterparts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	2.76%	2.37%	2.67%
Bloomberg U.S. 1–5 Year Corporate Bond Index	2.80%	2.40%	2.74%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 51,893,000,000
Holdings Count | Holding	3,031
Advisory Fees Paid, Amount	$ 1,728,000
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$51,893
Number of Portfolio Holdings	3,031
Portfolio Turnover Rate	71%
Total Investment Advisory Fees (in thousands)	$1,728

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communications	5.0%
Consumer Discretionary	7.5%
Consumer Staples	4.9%
Energy	5.2%
Financials	37.5%
Health Care	8.7%
Industrials	6.4%
Materials	2.5%
Real Estate	4.4%
Technology	8.4%
Utilities	7.2%
U.S. Government and Agency Obligations	0.8%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000080854 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Corporate Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	VICBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Intermediate-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short- and intermediate-term corporate bonds outpaced their long-term counterparts.
  Within the Fund's benchmark, utility bonds outperformed financial and industrial issues. By credit quality, results were mixed. By maturity, bonds with maturities of 5–10 years returned more than those with maturities of 10–15 years.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	1.65%	0.69%	2.62%
Bloomberg U.S. 5–10 Year Corporate Bond Index	1.93%	0.80%	2.74%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 72,180,000,000
Holdings Count | Holding	2,327
Advisory Fees Paid, Amount	$ 2,353,000
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$72,180
Number of Portfolio Holdings	2,327
Portfolio Turnover Rate	73%
Total Investment Advisory Fees (in thousands)	$2,353

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communications	7.7%
Consumer Discretionary	5.7%
Consumer Staples	5.3%
Energy	6.6%
Financials	31.7%
Health Care	8.6%
Industrials	5.8%
Materials	3.1%
Real Estate	4.6%
Technology	9.0%
Utilities	10.1%
U.S. Government and Agency Obligations	0.1%
Other Assets and Liabilities—Net	1.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the purchase fee for the Institutional Share class was eliminated. Additionally, during the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]
During the reporting period, the purchase fee for the Institutional Share class was eliminated. Additionally, during the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000080853 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Corporate Bond Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VICSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Intermediate-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short- and intermediate-term corporate bonds outpaced their long-term counterparts.
  Within the Fund's benchmark, utility bonds outperformed financial and industrial issues. By credit quality, results were mixed. By maturity, bonds with maturities of 5–10 years returned more than those with maturities of 10–15 years.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	1.63%	0.68%	2.61%
Bloomberg U.S. 5–10 Year Corporate Bond Index	1.93%	0.80%	2.74%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 72,180,000,000
Holdings Count | Holding	2,327
Advisory Fees Paid, Amount	$ 2,353,000
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$72,180
Number of Portfolio Holdings	2,327
Portfolio Turnover Rate	73%
Total Investment Advisory Fees (in thousands)	$2,353

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communications	7.7%
Consumer Discretionary	5.7%
Consumer Staples	5.3%
Energy	6.6%
Financials	31.7%
Health Care	8.6%
Industrials	5.8%
Materials	3.1%
Real Estate	4.6%
Technology	9.0%
Utilities	10.1%
U.S. Government and Agency Obligations	0.1%
Other Assets and Liabilities—Net	1.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the purchase fee for the Admiral Share class was eliminated.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the purchase fee for the Admiral Share class was eliminated.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000080855 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Corporate Bond Index Fund
Class Name	ETF Shares
Trading Symbol	VCIT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Intermediate-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short- and intermediate-term corporate bonds outpaced their long-term counterparts.
  Within the Fund's benchmark, utility bonds outperformed financial and industrial issues. By credit quality, results were mixed. By maturity, bonds with maturities of 5–10 years returned more than those with maturities of 10–15 years.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	1.90%	0.75%	2.65%
ETF Shares Market Price	1.95%	0.74%	2.62%
Bloomberg U.S. 5–10 Year Corporate Bond Index	1.93%	0.80%	2.74%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 72,180,000,000
Holdings Count | Holding	2,327
Advisory Fees Paid, Amount	$ 2,353,000
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$72,180
Number of Portfolio Holdings	2,327
Portfolio Turnover Rate	73%
Total Investment Advisory Fees (in thousands)	$2,353

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communications	7.7%
Consumer Discretionary	5.7%
Consumer Staples	5.3%
Energy	6.6%
Financials	31.7%
Health Care	8.6%
Industrials	5.8%
Materials	3.1%
Real Estate	4.6%
Technology	9.0%
Utilities	10.1%
U.S. Government and Agency Obligations	0.1%
Other Assets and Liabilities—Net	1.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000080858 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Corporate Bond Index Fund
Class Name	ETF Shares
Trading Symbol	VCLT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Long-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short- and intermediate-term corporate bonds outpaced their long-term counterparts.
  Within the Fund's benchmark, utility bonds outperformed financial and industrial issues. By credit quality, results were mixed. By maturity, bonds with maturities of 10–15 years and 15–20 years had the highest returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	0.82%	-3.28%	1.47%
ETF Shares Market Price	0.92%	-3.27%	1.46%
Bloomberg U.S. 10+ Year Corporate Bond Index	0.89%	-3.26%	1.51%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 9,771,000,000
Holdings Count | Holding	2,861
Advisory Fees Paid, Amount	$ 317,000
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$9,771
Number of Portfolio Holdings	2,861
Portfolio Turnover Rate	43%
Total Investment Advisory Fees (in thousands)	$317

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communications	12.5%
Consumer Discretionary	6.3%
Consumer Staples	6.4%
Energy	8.9%
Financials	13.3%
Health Care	15.9%
Industrials	7.9%
Materials	3.1%
Real Estate	1.2%
Technology	8.8%
Utilities	13.6%
U.S. Government and Agency Obligations	0.1%
Other Assets and Liabilities—Net	2.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000080856 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Corporate Bond Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VLTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Long-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark, after taking expenses and fees into account.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short- and intermediate-term corporate bonds outpaced their long-term counterparts.
  Within the Fund's benchmark, utility bonds outperformed financial and industrial issues. By credit quality, results were mixed. By maturity, bonds with maturities of 10–15 years and 15–20 years had the highest returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	-0.22%	-3.49%	1.35%
Bloomberg U.S. 10+ Year Corporate Bond Index	0.89%	-3.26%	1.51%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 9,771,000,000
Holdings Count | Holding	2,861
Advisory Fees Paid, Amount	$ 317,000
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$9,771
Number of Portfolio Holdings	2,861
Portfolio Turnover Rate	43%
Total Investment Advisory Fees (in thousands)	$317

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communications	12.5%
Consumer Discretionary	6.3%
Consumer Staples	6.4%
Energy	8.9%
Financials	13.3%
Health Care	15.9%
Industrials	7.9%
Materials	3.1%
Real Estate	1.2%
Technology	8.8%
Utilities	13.6%
U.S. Government and Agency Obligations	0.1%
Other Assets and Liabilities—Net	2.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the purchase fee for the Admiral Share class was eliminated.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the purchase fee for the Admiral Share class was eliminated.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000080857 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Corporate Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	VLCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Long-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark, after taking expenses and fees into account.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period, and short- and intermediate-term corporate bonds outpaced their long-term counterparts.
  Within the Fund's benchmark, utility bonds outperformed financial and industrial issues. By credit quality, results were mixed. By maturity, bonds with maturities of 10–15 years and 15–20 years had the highest returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	-0.21%	-3.48%	1.36%
Bloomberg U.S. 10+ Year Corporate Bond Index	0.89%	-3.26%	1.51%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 9,771,000,000
Holdings Count | Holding	2,861
Advisory Fees Paid, Amount	$ 317,000
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$9,771
Number of Portfolio Holdings	2,861
Portfolio Turnover Rate	43%
Total Investment Advisory Fees (in thousands)	$317

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communications	12.5%
Consumer Discretionary	6.3%
Consumer Staples	6.4%
Energy	8.9%
Financials	13.3%
Health Care	15.9%
Industrials	7.9%
Materials	3.1%
Real Estate	1.2%
Technology	8.8%
Utilities	13.6%
U.S. Government and Agency Obligations	0.1%
Other Assets and Liabilities—Net	2.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the purchase fee for the Institutional Share class was eliminated. Additionally, during the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]
During the reporting period, the purchase fee for the Institutional Share class was eliminated. Additionally, during the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000080860 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mortgage-Backed Securities Index Fund
Class Name	Institutional Shares
Trading Symbol	VMBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mortgage-Backed Securities Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period.
  Within the Fund's benchmark, shorter-dated bonds outperformed their longer-dated counterparts.
  The average interest rate for 30-year fixed-rate mortgages rose from 6.56% for the week ended August 28, 2025, to 6.66% for the week ended August 27, 2026.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	3.11%	0.35%	1.25%
Bloomberg U.S. MBS Float Adjusted Index	3.12%	0.42%	1.34%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 17,585,000,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 597,000
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$17,585
Number of Portfolio Holdings	88
Portfolio Turnover Rate	109%
Total Investment Advisory Fees (in thousands)	$597

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of August 31, 2026)
0 - 10 Years	2.8%
10 - 20 Years	9.5%
20 - 30 Years	83.9%
30 - 40 Years	2.9%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000080859 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mortgage-Backed Securities Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VMBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mortgage-Backed Securities Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period.
  Within the Fund's benchmark, shorter-dated bonds outperformed their longer-dated counterparts.
  The average interest rate for 30-year fixed-rate mortgages rose from 6.56% for the week ended August 28, 2025, to 6.66% for the week ended August 27, 2026.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	3.09%	0.34%	1.23%
Bloomberg U.S. MBS Float Adjusted Index	3.12%	0.42%	1.34%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 17,585,000,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 597,000
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$17,585
Number of Portfolio Holdings	88
Portfolio Turnover Rate	109%
Total Investment Advisory Fees (in thousands)	$597

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of August 31, 2026)
0 - 10 Years	2.8%
10 - 20 Years	9.5%
20 - 30 Years	83.9%
30 - 40 Years	2.9%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the Admiral Share class of the Fund was reduced.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Admiral Share class of the Fund was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000080861 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mortgage-Backed Securities Index Fund
Class Name	ETF Shares
Trading Symbol	VMBS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mortgage-Backed Securities Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period.
  Within the Fund's benchmark, shorter-dated bonds outperformed their longer-dated counterparts.
  The average interest rate for 30-year fixed-rate mortgages rose from 6.56% for the week ended August 28, 2025, to 6.66% for the week ended August 27, 2026.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2016, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	3.12%	0.36%	1.25%
ETF Shares Market Price	3.16%	0.37%	1.26%
Bloomberg U.S. MBS Float Adjusted Index	3.12%	0.42%	1.34%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.42%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 17,585,000,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 597,000
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$17,585
Number of Portfolio Holdings	88
Portfolio Turnover Rate	109%
Total Investment Advisory Fees (in thousands)	$597

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of August 31, 2026)
0 - 10 Years	2.8%
10 - 20 Years	9.5%
20 - 30 Years	83.9%
30 - 40 Years	2.9%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000195056 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Corporate Bond ETF
Class Name	ETF Shares
Trading Symbol	VTC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Corporate Bond ETF (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  In general, mortgage-backed securities outperformed corporate bonds and Treasuries for the period.
  Within the Fund's benchmark, bonds issued by financial institutions returned more than those issued by utilities and industrial companies. By credit quality, lower-quality bonds outperformed their higher-quality counterparts. By maturity, shorter-dated bonds performed best.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 7, 2017, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/7/2017)
ETF Shares Net Asset Value	1.94%	-0.15%	2.23%
ETF Shares Market Price	1.89%	-0.17%	2.22%
Bloomberg U.S. Corporate Bond Index	1.94%	-0.12%	2.31%
Bloomberg U.S. Aggregate Float Adjusted Index	1.84%	-0.29%	1.57%

Performance Inception Date	Nov. 07, 2017
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,703,000,000
Holdings Count | Holding	5,322
Advisory Fees Paid, Amount	$ 57,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$1,703
Number of Portfolio Holdings	5,322
Portfolio Turnover Rate	53%
Total Investment Advisory Fees (in thousands)	$57

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Communications	8.3%
Consumer Discretionary	6.7%
Consumer Staples	5.1%
Energy	6.8%
Financials	28.3%
Health Care	11.2%
Industrials	6.7%
Materials	2.9%
Real Estate	3.5%
Technology	8.5%
Utilities	10.0%
U.S. Government and Agency Obligations	0.2%
Other Assets and Liabilities—Net	1.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000203194 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total World Bond ETF
Class Name	ETF Shares
Trading Symbol	BNDW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total World Bond ETF (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.
  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.
  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.
  Bonds from the United States, by far the largest component in the index, outperformed the index as a whole. Canada, the United Kingdom, and France were also among the outperformers. Japan, South Korea, and Thailand posted negative returns.
  Within the Fund's benchmark, Treasuries, agency fixed-rate bonds, and industrial company bonds returned the most. By credit quality, results were mixed. By maturity, shorter-dated bonds outperformed their longer-dated counterparts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 4, 2018, Through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/4/2018)
ETF Shares Net Asset Value	1.33%	-0.16%	1.73%
ETF Shares Market Price	1.35%	-0.16%	1.73%
Bloomberg Global Aggregate Float Adjusted Composite Index	1.44%	-0.12%	1.80%
Bloomberg Global Aggregate Float Adjusted Index	1.08%	-1.32%	1.01%

Performance Inception Date	Sep. 04, 2018
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,891,000,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2026)
Fund Net Assets (in millions)	$1,891
Number of Portfolio Holdings	3
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2026)
Vanguard Total Bond Market ETF	51.1%
Vanguard Total International Bond ETF	48.9%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.